Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Changes to the Company's asset retirement obligation liability
The following table describes the changes to the Company’s asset retirement obligation (in thousands):

	Year Ended December 31,
	2016	2015
Asset retirement obligation, beginning of period	$42,556	$54,970
Liabilities incurred	—	466
Liabilities settled	(3,296)	(2,776)
Accretion expense	2,515	3,259
Revisions in estimated cash flows	(1,746)	(11,137)
Divestiture of oil and gas properties	(3,419)	(2,226)
Asset retirement obligation, end of period	36,610	42,556
Less: current portion of asset retirement obligation	(4,160)	(6,015)
Long-term asset retirement obligation	$32,450	$36,541